(Increase)/decrease in working capitall (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
(Increase)/decrease in working capital
(Increase)/decrease in inventories	R (54)	R 1,913	R (12,281)
(Increase)/decrease in trade receivables	(3,094)	9,002	(9,414)
(Decrease)/increase in trade payables	(1,693)	(2,865)	10,159
(Increase)/decrease in working capital	R (4,841)	R 8,050	R (11,536)